Servicing Activities (Schedule Of Total Serviced Automobile Loans Outstanding) (Detail) (Automobile Member, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	$ 111,589	$ 134,122
On-Balance Sheet Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	56,417	53,715
On-Balance Sheet Loans [Member] | Commercial Automobile [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	33,803	32,822
On-Balance Sheet Loans [Member] | Operating Leases [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	17,680	13,550
On-Balance Sheet Loans [Member] | Operations Held-For-Sale [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	0	25,979
On-Balance Sheet Loans [Member] | Other Assets [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	54	41
Off-Balance Sheet Loans [Member] | Securitizations [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	887	1,474
Off-Balance Sheet Loans [Member] | Whole-Loan Transactions [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	$ 2,748	$ 6,541